Long-Term Investments - Additional Information (Detail) - USD ($)		12 Months Ended
	Sep. 09, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 20, 2019	Feb. 03, 2009
Schedule Of Equity Method Investments [Line Items]
Fair value of retained noncontrolling interest	$ 55,000,000
Funding commitment letters capped amount		$ 149,000,000
Income (loss) on equity-method investments		$ 1,000,000	$ 8,000,000	$ (2,000,000)
ST-Ericsson SA [Member]
Schedule Of Equity Method Investments [Line Items]
Controlling share held by Ericsson						50.00%
Sale of Stock	1
Deconsolidated gain or loss	$ 0
Liquidation date		Apr. 15, 2014
Income (loss) on equity-method investments		$ 2,000,000	$ 4,000,000
ST-Ericsson SA [Member] | ST Foundation [Member]
Schedule Of Equity Method Investments [Line Items]
Controlling share held by Ericsson					100.00%
ST-Ericsson SA [Member] | Maximum [Member]
Schedule Of Equity Method Investments [Line Items]
Income (loss) on equity-method investments				$ 1,000,000